Commitments and Contingencies (Details Narrative)	12 Months Ended
Dec. 31, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Natural gas revenue deposit percentage	10.00%
Accounts payable and accrued liabilities	$ 144,247
Legal proceedings contingent liability [member] | Offshore Drilling Rig Contractor [Member]
IfrsStatementLineItems [Line Items]
Arbitration damages sought, value	20,300,000
Legal proceedings contingent liability [member] | Offshore Drilling Rig Contractor [Member] | Europe [Member]
IfrsStatementLineItems [Line Items]
Arbitration damages sought, value	$ 3,000,000